Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 7,485	$ 636	$ 376
Restricted cash	40	250	302
Accounts receivable:
Trade	1,778	852	1,189
Other	117	75	130
Prepaid expenses	103	3	39
Inventory:
On hand	1,905	1,704	946
On consignment	102	371	1,093
Total current assets	11,530	3,891	4,075
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation and amortization	346	282	292
OTHER NON-CURRENT ASSETS:
Deferred debt issuance costs	5	15	29
Funds in respect of employees rights upon retirement	189	167	113
Total other non-current assets	194	182	142
Total assets	12,070	4,355	4,509
LIABILITIES AND EQUITY (CAPITAL DEFICIENCY)
Current maturities of long-term loans	183	355	281
Accounts payable and accruals :
Trade	562	1,103	907
Other	2,337	1,509	1,304
Advanced payment from customers	516	559	877
Loans from shareholders	0	20	20
Deferred revenues	0	398	1,975
Total current liabilities	3,598	3,944	5,364
LONG-TERM LIABILITIES:
Long term loan	0	75	342
Liability for employees rights upon retirement	257	206	142
Convertible loan	0	1,044	0
Total long-term liabilities	257	1,325	484
Total liabilities	3,855	5,269	5,848
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 125,000,000 shares authorized; 65,278,946 shares issued and outstanding at September 30, 2011; 49,863,801 shares issued and outstanding at December 31, 2010; and 48,338,380 shares issued and outstanding at December 31, 2009	6	5	5
Additional paid-in capital	36,617	21,057	17,212
Accumulated deficit	(28,408)	(21,976)	(18,556)
Total equity (capital deficiency)	8,215	(914)	(1,339)
Total liabilities and equity (capital deficiency)	$ 12,070	$ 4,355	$ 4,509